Fees and Expenses	Jul. 31, 2025 USD ($)
Kansas Municipal Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts with respect to purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in “The Shares Offered; Class A Shares” and “How to Buy Shares; Investor Services” on pages 44 and 49, respectively, of the Fund’s prospectus, Appendix A of the Fund’s prospectus, and “Buying and Selling Shares” on page B-27 of the Fund’s statement of additional information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts with respect to purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee Imposed (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.42%	0.42%
Total Annual Fund Operating Expenses	1.17%	0.92%
Fee Waivers and Expense Reimbursements(1)	(0.19%)	(0.19%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements(1)	0.98%	0.73%

(1)	The Fund’s investment adviser, Viking Fund Management, LLC (the “Adviser”), has contractually agreed to waive fees and reimburse expenses through November 29, 2026 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% for Class A Shares and 0.73% for Class I Shares of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2026 with the approval of the Fund’s Board of Trustees. The terms of the expense limitation agreement provide that the Adviser is entitled to recoup such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser waived fees or reimbursed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund’s current expense limitation.

Expense Example [Heading]	Example —
Expense Example Narrative [Text Block]

 This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the contractual expense limitation agreement remains in place for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Redemption
Class A	$347	$594	$860	$1,618
Class I	$ 75	$274	$491	$1,114

Portfolio Turnover [Heading]	Portfolio Turnover —
Portfolio Turnover [Text Block]

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 42.15% of the average value of its portfolio.

Portfolio Turnover, Rate	42.15%
Maine Municipal Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts with respect to purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in “The Shares Offered; Class A Shares” and “How to Buy Shares; Investor Services” on pages 44 and 49, respectively, of the Fund’s prospectus, Appendix A of the Fund’s prospectus, and “Buying and Selling Shares” on page B-27 of the Fund’s statement of additional information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts with respect to purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee Imposed (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	1.08%	1.10%
Total Annual Fund Operating Expenses	1.83%	1.60%
Fee Waivers and Expense Reimbursements(1)	(0.85%)	(0.87%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements(1)	0.98%	0.73%

(1)	The Fund’s investment adviser, Viking Fund Management, LLC (the “Adviser”), has contractually agreed to waive fees and reimburse expenses through November 29, 2026 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% for Class A Shares and 0.73% for Class I Shares of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2026 with the approval of the Fund’s Board of Trustees. The terms of the expense limitation agreement provide that the Adviser is entitled to recoup such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser waived fees or reimbursed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund’s current expense limitation.

Expense Example [Heading]	Example —
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the contractual expense limitation agreement remains in place for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Redemption
Class A	$347	$731	$1,138	$2,776
Class I	$ 75	$420	$ 789	$1,827

Portfolio Turnover [Heading]	Portfolio Turnover —
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 18.05% of the average value of its portfolio.

Portfolio Turnover, Rate	18.05%
Nebraska Municipal Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts with respect to purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in “The Shares Offered; Class A Shares” and “How to Buy Shares; Investor Services” on pages 44 and 49, respectively, of the Fund’s prospectus, Appendix A of the Fund’s prospectus, and “Buying and Selling Shares” on page B-27 of the Fund’s statement of additional information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts with respect to purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee Imposed (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.50%	0.50%
Total Annual Fund Operating Expenses	1.25%	1.00%
Fee Waivers and Expense Reimbursements(1)	(0.27%)	(0.27%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements(1)	0.98%	0.73%

(1)	The Fund’s investment adviser, Viking Fund Management, LLC (the “Adviser”), has contractually agreed to waive fees and reimburse expenses through November 29, 2026 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% for Class A Shares and 0.73% for Class I Shares of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2026 with the approval of the Fund’s Board of Trustees. The terms of the expense limitation agreement provide that the Adviser is entitled to recoup such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser waived fees or reimbursed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund’s current expense limitation.

Expense Example [Heading]	Example —
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the contractual expense limitation agreement remains in place for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Redemption
Class A	$347	$611	$894	$1,700
Class I	$ 75	$292	$526	$1,200

Portfolio Turnover [Heading]	Portfolio Turnover —
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 32.31% of the average value of its portfolio.

Portfolio Turnover, Rate	32.31%
Oklahoma Municipal Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts with respect to purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in “The Shares Offered; Class A Shares” and “How to Buy Shares; Investor Services” on pages 44 and 49, respectively, of the Fund’s prospectus, Appendix A of the Fund’s prospectus, and “Buying and Selling Shares” on page B-27 of the Fund’s statement of additional information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts with respect to purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee Imposed (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.46%	0.45%
Total Annual Fund Operating Expenses	1.21%	0.95%
Fee Waivers and Expense Reimbursements(1)	(0.23%)	(0.22%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements(1)	0.98%	0.73%

(1)	The Fund’s investment adviser, Viking Fund Management, LLC (the “Adviser”), has contractually agreed to waive fees and reimburse expenses through November 29, 2026 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% for Class A Shares and 0.73% for Class I Shares of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2026 with the approval of the Fund’s Board of Trustees. The terms of the expense limitation agreement provide that the Adviser is entitled to recoup such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser waived fees or reimbursed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund’s current expense limitation.

Expense Example [Heading]	Example —
Expense Example Narrative [Text Block]

 This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the contractual expense limitation agreement remains in place for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Redemption
Class A	$347	$602	$877	$1,659
Class I	$ 75	$281	$504	$1,146

Portfolio Turnover [Heading]	Portfolio Turnover —
Portfolio Turnover [Text Block]

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 29.22% of the average value of its portfolio.

Portfolio Turnover, Rate	29.22%
Viking Tax-Free Fund for Montana
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts with respect to purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in “The Shares Offered; Class A Shares” and “How to Buy Shares; Investor Services” on pages 44 and 49, respectively, of the Fund’s prospectus, Appendix A of the Fund’s prospectus, and “Buying and Selling Shares” on page B-27 of the Fund’s statement of additional information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts with respect to purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee Imposed (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.42%	0.42%
Total Annual Fund Operating Expenses	1.17%	0.92%
Fee Waivers and Expense Reimbursements(1)	(0.19%)	(0.19%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements(1)	0.98%	0.73%

(1)	The Fund’s investment adviser, Viking Fund Management, LLC (the “Adviser”), has contractually agreed to waive fees and reimburse expenses through November 29, 2026 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% for Class A Shares and 0.73% for Class I Shares of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2026 with the approval of the Fund’s Board of Trustees. The terms of the expense limitation agreement provide that the Adviser is entitled to recoup such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser waived fees or reimbursed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund’s current expense limitation.

Expense Example [Heading]	Example —
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the contractual expense limitation agreement remains in place for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Redemption
Class A	$347	$594	$860	$1,618
Class I	$ 75	$274	$491	$1,114

Portfolio Turnover [Heading]	Portfolio Turnover —
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 22.82% of the average value of its portfolio.

Portfolio Turnover, Rate	22.82%
Viking Tax-Free Fund for North Dakota
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts with respect to purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in “The Shares Offered; Class A Shares” and “How to Buy Shares; Investor Services” on pages 44 and 49, respectively, of the Fund’s prospectus, Appendix A of the Fund’s prospectus, and “Buying and Selling Shares” on page B-27 of the Fund’s statement of additional information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts with respect to purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee Imposed (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.63%	0.63%
Total Annual Fund Operating Expenses	1.38%	1.13%
Fee Waivers and Expense Reimbursements(1)	(0.40%)	(0.40%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements(1)	0.98%	0.73%

(1)	The Fund’s investment adviser, Viking Fund Management, LLC (the “Adviser”), has contractually agreed to waive fees and reimburse expenses through November 29, 2026 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% for Class A Shares and 0.73% for Class I Shares of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2026 with the approval of the Fund’s Board of Trustees. The terms of the expense limitation agreement provide that the Adviser is entitled to recoup such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser waived fees or reimbursed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund’s current expense limitation.

Expense Example [Heading]	Example —
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the contractual expense limitation agreement remains in place for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Redemption
Class A	$347	$638	$949	$1,832
Class I	$ 75	$319	$584	$1,339

Portfolio Turnover [Heading]	Portfolio Turnover —
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 23.04% of the average value of its portfolio.

Portfolio Turnover, Rate	23.04%